Equity (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended																			12 Months Ended		0 Months Ended	12 Months Ended								0 Months Ended											12 Months Ended	0 Months Ended	12 Months Ended					0 Months Ended											12 Months Ended		0 Months Ended	12 Months Ended
	Jan. 23, 2014	Nov. 04, 2013	Oct. 23, 2013	Jul. 25, 2013	Apr. 25, 2013	Feb. 04, 2013	Jan. 24, 2013	Oct. 29, 2012	Oct. 17, 2012	Aug. 03, 2012	Jul. 24, 2012	Apr. 30, 2012	Apr. 18, 2012	Feb. 03, 2012	Jan. 24, 2012	Oct. 31, 2011	Oct. 21, 2011	Jul. 25, 2011	May 05, 2011	Mar. 31, 2014	Mar. 31, 2012	Apr. 24, 2014 Subsequent event	Mar. 31, 2014 Minimum	Mar. 31, 2014 First target distribution Minimum	Mar. 31, 2014 First target distribution Maximum	Mar. 31, 2014 Second target distribution Minimum	Mar. 31, 2014 Second target distribution Maximum	Mar. 31, 2014 Third target distribution Minimum	Mar. 31, 2014 Third target distribution Maximum	Mar. 31, 2014 Thereafter Minimum	Jan. 23, 2014 Limited Partners	Oct. 23, 2013 Limited Partners	Jul. 25, 2013 Limited Partners	Apr. 25, 2013 Limited Partners	Jan. 24, 2013 Limited Partners	Oct. 17, 2012 Limited Partners	Jul. 24, 2012 Limited Partners	Apr. 18, 2012 Limited Partners	Jan. 24, 2012 Limited Partners	Oct. 21, 2011 Limited Partners	Jul. 25, 2011 Limited Partners	Mar. 31, 2014 Limited Partners	Apr. 24, 2014 Limited Partners Subsequent event	Mar. 31, 2012 Limited Partners Common units	Mar. 31, 2014 Limited Partners First target distribution	Mar. 31, 2014 Limited Partners Second target distribution	Mar. 31, 2014 Limited Partners Third target distribution	Mar. 31, 2014 Limited Partners Thereafter	Jan. 23, 2014 General Partner	Oct. 23, 2013 General Partner	Jul. 25, 2013 General Partner	Apr. 25, 2013 General Partner	Jan. 24, 2013 General Partner	Oct. 17, 2012 General Partner	Jul. 24, 2012 General Partner	Apr. 18, 2012 General Partner	Jan. 24, 2012 General Partner	Oct. 21, 2011 General Partner	Jul. 25, 2011 General Partner	Mar. 31, 2014 General Partner	Mar. 31, 2012 General Partner	Apr. 24, 2014 General Partner Subsequent event	Mar. 31, 2014 General Partner First target distribution	Mar. 31, 2014 General Partner Second target distribution	Mar. 31, 2014 General Partner Third target distribution	Mar. 31, 2014 General Partner Thereafter
Distributions
First level cash distribution percentage to holders of common units																				99.90%
First level cash distribution percentage to general partner																				0.10%
Second level cash distribution percentage to holders of subordinated units																				99.90%
Second level cash distribution percentage to general partner																				0.10%
Third level cash distribution percentage to all unitholders on pro rata basis																				99.90%
Third level cash distribution percentage to general partner																				0.10%
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)																							$ 0.337500	$ 0.337500	$ 0.388125	$ 0.388125	$ 0.421875	$ 0.421875	$ 0.506250	$ 0.506250
Marginal Percentage Interest In Distributions																																										99.90%			99.90%	86.90%	76.90%	51.90%												0.10%			0.10%	13.10%	23.10%	48.10%
Distributions to partners prior to initial public offering																			$ 3,900		$ 3,850																							$ 3,846																	$ 4
Amount per unit (in dollars per unit)	$ 0.5313		$ 0.5113	$ 0.4938	$ 0.4775		$ 0.4625		$ 0.4500		$ 0.4125		$ 0.3625		$ 0.3500		$ 0.3375	$ 0.1669				$ 0.5513
Amount Paid to Limited Partner																															42,150	35,908	31,725	25,605	24,245	22,846	13,574	9,165	7,735	4,990	2,467		43,737
Amount Paid to General Partner																																																	$ 4,283	$ 2,491	$ 1,739	$ 1,189	$ 927	$ 707	$ 134	$ 10	$ 10	$ 5	$ 3			$ 5,754
Number of equivalent units that were not eligible to receive a distribution		979,886				1,202,085		516,978		17,862,470		3,932,031		7,117,031		4,000,000